Prepaid Expenses and Other Current Assets, Net	12 Months Ended
May 31, 2021
Text Block [Abstract]
Prepaid Expenses and Other Current Assets, Net
5.	PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
Prepaid expenses and other current assets, net, consisted of the following:

	As of May 31,
	2020	2021
	US$	US$
Advances to suppliers	49,547	60,231
Interest receivables	33,488	51,249
Receivable from third parties’ platforms	10,593	46,789
Staff advances (a)	24,712	34,611
Rental deposits	10,326	24,700
Prepaid rents (b)	39,706	20,152
VAT recoverable	5,562	7,887
Prepaid advertising fees	7,607	7,067
Deposits of advertising and decoration	2,594	1,222
Prepaid property taxes and other taxes	779	116
Others (c)	14,639	15,424

	199,553	269,448
Less: allowance for other receivables	(149)	(215)

	199,404	269,233

(a)	Staff advances were provided to staff for travelling and business related use and are expensed as incurred.
(b)	Prepaid rents represent the prepayment of rent related to leases less than 12 months
(c)	Others primarily included prepaid maintenance fees, other receivables and other miscellaneous prepayments.